General, Administrative and Marketing Expenses	12 Months Ended
Dec. 31, 2017
General, Administrative and Marketing Expenses [abstract]
GENERAL, ADMINISTRATIVE AND MARKETING EXPENSES

NOTE 16—GENERAL, ADMINISTRATIVE AND MARKETING EXPENSES

	Year ended December 31
	2015	2016	2017
	NIS in thousands
Payroll and related expenses	1,418	2,822	2,926
Share-based payments (1)	1,617	1,445	2,243
Directors’ salary and insurance	740	787	411
Rent and office maintenance	407	364	321
Professional services	2,248	5,039	1,827
Depreciation	25	38	47
Other	495	553	528
	6,950	11,048	8,303

(1) Share-based payments expenses for the year ended December 31, 2017, include amount of NIS 1.5 million due to fair value estimate of services received through the Alpha Purchase Agreement.